Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

Note 10 - Fair Value of Financial Instruments

The Company determines fair value based on quoted prices when available or through the use of alternative approaches, such as discounting the expected cash flows using market interest rates commensurate with the credit quality and duration of the investment. The guidance defines three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets and liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset and liability or can be corroborated with observable market data for substantially the entire contractual term of the asset or liability.

Level 3 - Unobservable inputs that reflect the entity's own assumptions about the assumptions that market participants would use in the pricing of the asset or liability and are consequently not based on market activity, but rather through particular valuation techniques.

The determination of where an asset or liability falls in the hierarchy requires significant judgment and considers factors specific to the asset or liability. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company evaluates its hierarchy disclosures each quarter and depending on various factors, it is possible that an asset or liability may be classified differently from quarter to quarter. However, the Company expects that changes in classifications between levels will be rare.

Although the Company has determined that the majority of the inputs used to value its derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with those derivatives utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by the Company and its counterparties. However, as of September 30, 2013, the Company has assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its derivative positions and has determined that the credit valuation adjustments are not significant to the overall valuation of the Company's derivatives. As a result, the Company has determined that its derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy. The Company's interest rate cap derivative measured at fair value on a recurring basis as of September 30, 2013 was zero and was classified in Level 2 of the fair value hierarchy.

The valuation of derivative instruments is determined using a discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, as well as observable market-based inputs, including interest rate curves and implied volatilities. In addition, credit valuation adjustments, are incorporated into the fair values to account for the Company's potential nonperformance risk and the performance risk of the counterparties.

The Company 's investments in funds and preferred units trade in active markets or are comprised of securities that trade in active markets and therefore, due to the availability of quoted market prices in active markets are classified these investments as Level 2 in the fair value hierarchy.

The following table presents information about the Company's assets and liabilities (including derivatives that are presented net) measured at fair value on a recurring basis as of September 30, 2013 and December 31, 2012, aggregated by the level in the fair value hierarchy within which those instruments fall (amounts in thousands):

	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
September 30, 2013:
Investment in real estate fund	$-	$9,480	$-	$9,480
Interest rate swap assets	-	7,088	-	7,088
Interest rate swap liabilities	-	(1,785)	-	(1,785)
Convertible obligation to Series C Convertible Preferred stockholders	-	(449,827)	-	(449,827)
Contingent value rights obligation to investors	-	(49,314)	-	(49,314)
December 31, 2012:
Investment in preferred securities	$41,654	$-	$-	$41,654
Interest rate swap liabilities	-	(3,830)	-	(3,830)

A review of the fair value hierarchy classification is conducted on a quarterly basis. Changes in the type of inputs may result in a reclassification for certain assets. There were no transfers between Level 1 and Level 2 or Level 3 of the fair value hierarchy during the nine months ended September 30, 2013, except for the transfer of the contingent value rights obligation to preferred shareholders and convertible obligations to Series C Convertible preferred shareholders from Level 3 to Level 2 of $49.3 million and $449.8 million, respectively, as the obligations are now based on observable inputs.

The following is a reconciliation of the beginning and ending balance for the changes in instruments with Level 3 inputs in the fair value hierarchy for the nine months ended September 30, 2013:

	Contingent value rights obligation to investors	Convertible obligation to Series C Convertible Preferred stockholders	Total
Beginning balance	$-	$-	$-
Fair value at issuance	-	(445,000)	(445,000)
Settlement of the CVR obligation to common investors	20,362	-	20,362
Fair value adjustment	(69,676)	(4,827)	(74,503)
Transfers to Level 2	49,314	449,827	499,141
Ending balance	$-	$-	$-

The Company is required to disclose the fair value of financial instruments for which it is practicable to estimate that value. The fair value of short-term financial instruments such as cash and cash equivalents, due to affiliates and accounts payable approximate their carrying value on the accompanying consolidated balance sheets due to their short-term nature.

The fair values of the Company's financial instruments that are not reported at fair value on the consolidated balance sheets are reported below (amounts in thousands):

	Level	Carrying Amount at September 30, 2013	Fair Value at September 30, 2013	Carrying Amount at December 31, 2012	Fair Value at December 31, 2012
Convertible debt	3	$300,975	$300,628	$-	$-
Mortgage notes payable	3	269,891	273,536	265,118	271,056
Senior secured revolving credit facility	3	-	-	124,604	124,604
Senior corporate credit facility	3	600,000	600,000	-	-
		$1,170,866	$1,174,164	$389,722	$395,660

The fair value of mortgage notes payable and convertible debt are obtained by calculating the present value at current market rates. The terms of the senior corporate credit facility, which take into account the Company 's leverage ratio are considered commensurate with the market, as such, the outstanding balance on the facility approximates fair value.

Note 8 - Fair Value of Financial Instruments

The Company determines fair value based on quoted prices when available or through the use of alternative approaches, such as discounting the expected cash flows using market interest rates commensurate with the credit quality and duration of the investment. The guidance defines three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets and liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset and liability or can be corroborated with observable market data for substantially the entire contractual term of the asset or liability.

Level 3 - Unobservable inputs that reflect the entity's own assumptions about the assumptions that market participants would use in the pricing of the asset or liability and are consequently not based on market activity, but rather through particular valuation techniques.

The determination of where an asset or liability falls in the hierarchy requires significant judgment and considers factors specific to the asset or liability. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company evaluates its hierarchy disclosures each quarter and depending on various factors, it is possible that an asset or liability may be classified differently from quarter to quarter. However, the Company expects that changes in classifications between levels will be rare.

Although the Company has determined that the majority of the inputs used to value its derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with those derivatives utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by the Company and its counterparties. However, as of December 31, 2012, the Company has assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its derivative positions and has determined that the credit valuation adjustments are not significant to the overall valuation of the Company's derivatives. As a result, the Company has determined that its derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy. The Company's interest rate cap derivative measured at fair value on a recurring basis as of December 31, 2012 was zero and was classified in Level 2 of the fair value hierarchy.

The valuation of derivative instruments is determined using a discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, as well as observable market-based inputs, including interest rate curves and implied volatilities. In addition, credit valuation adjustments, are incorporated into the fair values to account for the Company's potential nonperformance risk and the performance risk of the counterparties.

The Company's preferred units, senior note investments and common stock are in active markets and therefore, due to the availability of quoted market prices in active markets, classified these investments as Level 1 in the fair value hierarchy.

The following table presents information about the Company's assets and liabilities (including derivatives that are presented net) measured at fair value on a recurring basis as of December 31, 2012 and 2011, aggregated by the level in the fair value hierarchy within which those instruments fall (amounts in thousands):

	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
December 31, 2012
Investment securities	$41,654	$-	$-	$41,654
Interest rate swaps	$-	$(3,830)	$-	$(3,830)
Total	$41,654	$(3,830)	$-	$37,824
December 31, 2011
Interest rate swap	$-	$(98)	$-	$(98)

A review of the fair value hierarchy classification is conducted on a quarterly basis. Changes in the type of inputs may result in a reclassification for certain assets. There were no transfers between Level 1 and Level 2 of the fair value hierarchy during the year ended December 31, 2012.

The Company is required to disclose the fair value of financial instruments for which it is practicable to estimate that value. The fair value of short-term financial instruments such as cash and cash equivalents, due to affiliates and accounts payable approximate their carrying value on the accompanying consolidated balance sheets due to their short-term nature.

The fair values of the Company's financial instruments that are not reported at fair value on the consolidated balance sheets are reported below (amounts in thousands):

	Level	Carrying Amount at December 31, 2012	Fair Value at December 31, 2012	Carrying Amount at December 31, 2011	Fair Value at December 31, 2011
Mortgage notes payable	3	$265,118	$271,056	$35,320	$35,686
Senior secured revolving credit facility	3	$124,604	$124,604	$42,407	$42,407

The fair value of mortgage notes payable are obtained by calculating the present value at current market rates. The terms of the RBS Facility and the Company's level ratio are considered commensurate with the market, as such the outstanding balance on the facility approximates fair value.